FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Nonrecurring Fair Value Measurements

Year ended December 31, 2015
		Quoted Prices in	Significant
		Active Markets	Other	Significant
	Carrying	for Identical	Observable	Unobservable
Description	amount	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$1,622,588	$	$	$—	$1,622,588

	Year ended December 31, 2016
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$198,689	$	$	$—	$198,689